Trade receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade receivables
Disclosure of accounts receivable
	2025	2024

Trade receivables (Brazil)	1,528,150	2,605,012
Trade receivables (Colombia)	475,052	488,415
(-) Allowance for expected credit losses	(532,472)	(267,628)

Total	1,470,730	2,825,799

Current	1,416,263	2,769,757
Non-current	54,467	56,042

Disclosure of allowance for expected credit losses

Allowance for expected credit losses:

	2025	2024	2023

Opening balance as of June	(267,628)	(188,072)	(151,114)
Increase in allowance	(277,402)	(85,824)	(36,769)
Allowance for credit losses from acquisitions	—	(15,314)	(11,702)
Trade receivables write-off	12,325	25,510	9,500
Exchange rate translation adjustment	233	(3,928)	2,013

Ending balance (i)	(532,472)	(267,628)	(188,072)

(i)        The credit risk of the Group is described in note 8.b.

Disclosure of aging analysis of trade receivables

The aging analysis of trade receivables is as follows:

	2025	2024

Not past due	769,324	1,576,604

Overdue
1 to 60 days	155,845	284,637
61 to 180 days	396,823	746,362
181 to 360 days	82,471	141,770
361 to 720 days	303,522	200,219
Over 720 days	295,217	143,835
Allowance for expected credit losses	(532,472)	(267,628)

	1,470,730	2,825,799